As filed with the Securities and Exchange Commission on October 31, 2000



                                             1933 Act Registration No.  2-91362
                                             1940 Act Registration No. 811-4040

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                        Pre-Effective Amendment No.__ [ ]
                      Post-Effective Amendment  No. 68 [X]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                                                      ---

                             Amendment No. 61 [X]
                        (Check appropriate box or boxes.)

                      PAINEWEBBER MANAGED INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000


                               AMY DOBERMAN, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.

                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.

                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed  that this filing will become  effective:

[   ]  Immediately upon filing pursuant to Rule 485(b)
[   ]  On __________________ pursuant to Rule 485(b)
[   ]  60 days after filing  pursuant to Rule 485(a)(1)
[ X ]  On DECEMBER 31, 2000  pursuant to Rule 485(a)(1)
[   ]  75  days after filing pursuant to Rule 485(a)(2)
[   ]  On __________________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Tax-Managed Equity Fund.

PaineWebber
Tax-Managed Equity Fund

                             -----------------------
                                   PROSPECTUS

                                December 31, 2000

                             -----------------------


This prospectus offers Class A, Class B, Class C and Class Y shares in one of PaineWebber's stock funds. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


--------------------------------------------------------------------------------
On October 6, 2000, the board of trustees for PaineWebber Tax-Managed Fund approved the submission to its shareholders of an Agreement and Plan of Reorganization and Termination under which the fund would transfer substantially all of its assets and liabilities to PACE Large Company Value Equity Investments ("PACE fund"), a series of PaineWebber PACE Select Advisors Trust, another open-end mutual fund. If the fund's shareholders approve its proposed merger, you will receive shares of the PACE fund in exchange for your fund shares and the fund will cease operations.

Although both funds invest primarily in stocks of large capitalization companies, they have different investment objectives. Tax-Managed Equity Fund's investment objective is to maximize after-tax total return. The PACE fund's investment objective is capital appreciation and dividend income, and it does not actively seek to maximize after-tax return to its shareholders.

The same two sub-advisers that now manage the fund's investments also, together with a third sub-adviser, manage the PACE fund's investments. The merger is expected to be a tax-free reorganization, which means that you will not realize any gain or loss on your receipt of PACE fund shares in the merger and neither fund will realize any gain or loss. The proxy solicitation materials previously mailed to the fund's shareholders provide more information about the proposed merger.

You may continue to buy, sell and exchange your fund shares as described in this prospectus prior to the shareholder meetings. When you sell or exchange your fund shares, however, you generally will be subject to federal income tax on any gain you realize. If the merger proposal is approved, the fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.
--------------------------------------------------------------------------------

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                       PaineWebber Tax-Managed Equity Fund

                                    Contents
                                    THE FUND
--------------------------------------------------------------------------------


What every investor        3          Investment Objective, Strategies and Risks
should know about
the fund                   4          Performance

                           5          Expenses and Fee Tables

                           6          More About Risks and Investment Strategies


                                 YOUR INVESTMENT
--------------------------------------------------------------------------------


Information for            8          Managing Your Fund Account
managing your fund                    -- Flexible Pricing
account                               -- Buying Shares
                                      -- Selling Shares
                                      -- Exchanging Shares
                                      -- Pricing and Valuation


                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Additional important      13          Management
information about
the fund                  14          Dividends and Taxes

                          15          Financial Highlights


--------------------------------------------------------------------------------

Where to learn more                   Back Cover
about PaineWebber
mutual funds

                          -----------------------------
                          The fund is not a complete or
                          balanced investment program.
                          -----------------------------


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                                Prospectus Page 2

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                       PaineWebber Tax-Managed Equity Fund

                       PaineWebber Tax-Managed Equity Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximize after-tax total return.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks that are believed to have reasonable valuations and favorable earnings forecasts. The fund's sub-advisers seek to minimize the taxes the fund's shareholders incur, primarily by minimizing the fund's realized capital gains and by realizing capital losses that can offset present or future capital gains.

The fund may invest in U.S. dollar denominated securities of foreign issuers. The fund's investments may include convertible bonds, including to a limited extent those that are not investment grade. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Institutional Capital Corporation ("ICAP") and Westwood Management Corporation ("Westwood") to serve as sub-advisers for the fund's investments. Mitchell Hutchins allocates the fund's assets between the two sub-advisers. The relative values of assets allocated to each sub-adviser can change at any time.

In managing its share of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 20% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or a new product). ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

In managing its share of the fund's assets, Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.


The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o RISK OF TAX MANAGEMENT STRATEGIES - While the fund may use a number of strategies to avoid having to recognize large capital gains, these strategies may not always be successful.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



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                                Prospectus Page 3

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                       PaineWebber Tax-Managed Equity Fund


                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns for the 1999 calendar year and since inception for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS A SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                 [CHART TO COME]

Total return January 1, 2000 to September 30, 2000--(    )%

Best quarter during years shown:
Worst quarter during years shown:

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

CLASS                        CLASS A    CLASS B    CLASS C    CLASS Y  S&P 500
(INCEPTION DATE)           (12/14/98) (12/14/98) (12/14/98) (12/14/98)  INDEX
                           ---------- ---------- ---------- ---------- -------
One Year ..................
Life of Class .............



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                                Prospectus Page 4

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                       PaineWebber Tax-Managed Equity Fund

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price) ...............................................  4.5%        None        None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
   (as a % of offering price) ...............................................  None           5%          1%      None
Exchange Fee ................................................................  None        None        None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Management Fees ............................................................. 0.75%      0.75%       0.75%       0.75%
Distribution and/or Service (12b-1) Fees .................................... 0.25       1.00        1.00        None
Other Expenses ..............................................................
                                                                              ----       ----        ----        ----
Total Annual Fund Operating Expenses ........................................     %          %           %           %
                                                                              ====       ====        ====        ====

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                           1 YEAR    3 YEARS   5 YEARS  10 YEARS
                                                                           ------    -------   -------  --------
      Class A ...........................................................
      Class B (assuming sale of all shares at end of period) ............
      Class B (assuming no sale of shares) ..............................
      Class C (assuming sale of all shares at end of period) ............
      Class C (assuming no sale of shares) ..............................
      Class Y ...........................................................



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                                Prospectus Page 5

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                       PaineWebber Tax-Managed Equity Fund

                                MORE ABOUT RISKS
                            AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below.

Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.

RISKS OF TAX MANAGEMENT STRATEGIES. By following tax-management strategies, the fund may miss opportunities to purchase or sell securities at advantageous times. Notwithstanding the fund's use of tax management strategies, the fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors purchasing fund shares when the fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. State or federal tax laws or regulations may be amended at any time, including adverse changes to applicable tax rates or long-term capital gain holding periods. Over time, securities with unrealized gains may comprise a substantial portion of the fund's assets. While the fund may use a number of strategies to avoid having to recognize large capital gains, these strategies may not be successful.


DERIVATIVES RISK. The value of "derivatives" - so called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.


FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL INVESTMENT STRATEGIES

TEMPORARY AND DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, the fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even 100%, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the fund's investment objective. The fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity. In addition, if the fund's board appoints a new sub-adviser to manage all or a portion of the fund's investments, the fund may increase its cash reserves to facilitate the transition to the investment style and strategies of the new sub-adviser.


SALES OF SECURITIES. If Mitchell Hutchins decides to sell a particular appreciated security, under normal conditions management will attempt to sell share lots that qualify for long-term capital gain treatment and, among those, the share lots with the highest cost basis.

PORTFOLIO TURNOVER. The fund does not seek to use portfolio turnover to maximize total after-tax return to its shareholders. The fund may have higher portfolio turnover if Mitchell Hutchins believes that market conditions warrant or if Mitchell Hutchins believes that opportunities exist to sell securities and realize capital losses that can be used to offset capital gains. The fund does not restrict the frequency of trading to limit expenses.


--------------------------------------------------------------------------------
                                Prospectus Page 6

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                       PaineWebber Tax-Managed Equity Fund


High portfolio turnover (100% or more) may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term capital gains than they would pay on dividends that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.



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                                Prospectus Page 7

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                       PaineWebber Tax-Managed Equity Fund



                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

Tax-exempt institutions or tax-advantaged accounts such as qualified retirement plans or individual retirement accounts ("IRAs") will not benefit from the fund's tax-management strategies. These investors are not subject to tax on their income and, therefore, are generally not required to pay taxes on fund distributions.

FLEXIBLE PRICING

The fund offers four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

The fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the fund are described in the following table.

CLASS A SALES CHARGES

                                            SALES CHARGE AS A PERCENTAGE OF:      DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                    OFFERING PRICE      NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
-------------------                     --------------      -------------------   -------------------------------
Less than $50,000 ....................      4.50%                4.71%                         4.25%
$50,000 to $99,999 ...................      4.00                 4.17                          3.75
$100,000 to $249,999 .................      3.50                 3.63                          3.25
$250,000 to $499,999 .................      2.50                 2.56                          2.25
$500,000 to $999,999 .................      1.75                 1.78                          1.50
$1,000,000 and over (1) ..............      None                 None                          1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the fund's Systematic Withdrawal Plan are not subject to this charge.

(2)   Mitchell Hutchins pays 1% to PaineWebber.


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                                Prospectus Page 8

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                       PaineWebber Tax-Managed Equity Fund

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o     your spouse, parents or children under age 21;

o     your Individual Retirement Accounts (IRAs);

o     certain employee benefit plans, including 401(k) plans;

o     a company that you control;

o     a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o     accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

      -- you were the Financial Advisor's client at the competing brokerage firm;

      -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

      -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

o Are a participant in the PaineWebber Members Only(SM) Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

o Acquire these shares through a PaineWebber InsightOne(SM) Program brokerage account.


CLASS B SHARES


Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                   PERCENTAGE BY WHICH THE
      IF YOU SELL                      SHARES' NET ASSET
    SHARES WITHIN:                   VALUE IS MULTIPLIED:
    --------------                 -----------------------
1st year since purchase                      5%
2nd year since purchase                      4
3rd year since purchase                      3
4th year since purchase                      2
5th year since purchase                      2
6th year since purchase                      1
7th year since purchase                     None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

o     First, Class B shares representing reinvested dividends, and

o     Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:


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                                Prospectus Page 9

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                       PaineWebber Tax-Managed Equity Fund

o     You participate in the Systematic Withdrawal Plan;

o You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

o     You receive a tax-free return of an excess IRA contribution;

o You receive a tax-qualified retirement plan distribution following retirement;


o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

o The shares are held in trust and the death of the trustee requires liquidation of the trust.

CLASS C SHARES


Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.


You may be eligible to sell your shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

Note on Sales Charge Waivers For Class A, Class B and Class C Shares

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.


CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o     Buy shares through PaineWebber's PACE(SM) Multi Advisor Program;

o     Buy $10 million or more of PaineWebber fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.


Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the fund through the fund's transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.


If you wish to invest in other PaineWebber funds, you can do so by:


o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

o     Mailing an application with a check; or

o     Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.


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                               Prospectus Page 10

--------------------------------------------------------------------------------
                       PaineWebber Tax-Managed Equity Fund

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS

To open an account .......................       $1,000
 To add to an account ....................       $  100

The fund may waive or reduce these amounts for:

o     Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the fund's automatic investment plans.


FREQUENT TRADING. The interests of the fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on the fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. The fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.


SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o     Your name and address;

o     The fund's name;

o     The fund account number;

o     The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program
      (MSP). The fund will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.


--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                       PaineWebber Tax-Managed Equity Fund

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.


PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:


o     Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o     Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and


o A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)


Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.

The fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.


--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                       PaineWebber Tax-Managed Equity Fund

                                   MANAGEMENT
--------------------------------------------------------------------------------


MANAGER

Mitchell Hutchins Asset Management Inc. is the fund's manager and administrator. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is a wholly owned indirect subsidiary of UBS AG, an internationally diversified organization with headquarters in Switzerland and operations in many areas of the financial services industry. On October 31, 2000, Mitchell Hutchins was adviser or sub-adviser of investment companies with separate portfolios and aggregate assets of approximately $___ billion.

Mitchell Hutchins, with the approval of the fund's board, has selected investment sub-advisers for the fund and reviews the performance of those sub-advisers.

SUB-ADVISERS AND PORTFOLIO MANAGERS

Institutional Capital Corporation ("ICAP") and Westwood Management Corporation ("Westwood") serve as sub-advisers for the fund. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2000, ICAP had approximately $14.4 billion in assets under management. ICAP uses a team approach in the day-to-day management of its share of the fund's assets. ICAP has held its fund responsibilities since October 10, 2000.

Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2000, Westwood had approximately $3.2 billion in assets under management. Susan
M. Byrne, president of Westwood since 1983, is primarily responsible for the day-to-day management of Westwood's share of the fund's assets. Ms. Byrne has held her fund responsibilities since October 10, 2000.

ADVISORY FEES

The fund paid fees to Mitchell Hutchins for advisory and administrative services during the most recent fiscal year at the annual rate of 0.75% of its average daily net assets.



--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                       PaineWebber Tax-Managed Equity Fund

                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund normally declares and pays dividends annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the fund's shares, and any gain will be subject to federal income tax.


The fund expects that its dividends will be comprised primarily of capital gain distributions. A distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. The fund will tell you annually how you should treat its dividends for tax purposes.



--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                       PaineWebber Tax-Managed Equity Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the fund's financial performance for the life of each class. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends.


The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.


                                                             FOR PERIOD                   FOR PERIOD                   FOR PERIOD
                                                              DECEMBER                     DECEMBER                     DECEMBER
                                                FOR YEAR      14, 1998+      FOR YEAR      14, 1998+      FOR YEAR      14, 1998+
                                                  ENDED        THROUGH         ENDED        THROUGH         ENDED        THROUGH
                                               AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                  2000          1999           2000          1999           2000          1999
                                                        CLASS A                      CLASS B                      CLASS C
                                               ------------------------     -----------------------      ------------------------
Net asset value, beginning of period ........                  $  12.50                     $  12.50                     $  12.50
                                                               --------                     --------                     --------
Net investment income (loss) ................                      0.04                        (0.03)                       (0.02)
Net realized and unrealized gains
   from investments .........................                      1.40                         1.39                         1.38
                                                               --------                     --------                     --------
Total increase from investment
   operations ...............................                      1.44                         1.36                         1.36
                                                               --------                     --------                     --------
Net asset value, end of period ..............                  $  13.94                     $  13.86                     $  13.86
                                                               ========                     ========                     ========
Total investment return (1) .................                     11.52%                       10.88%                       10.88%
                                                               ========                     ========                     ========
Ratios/Supplemental data:
Net assets, end of period (000's) ...........                  $ 17,728                     $ 23,990                     $ 19,493
Expenses to average net assets,
  net of waivers from adviser ...............                      1.62%*                       2.37%*                       2.37%*
Expenses to average net assets,
   before waivers from adviser ..............                      1.87%*                       2.57%*                       2.56%*
Net investment income (loss) to
   average net assets, net of
   waivers from adviser .....................                      0.43%*                      (0.31)%*                     (0.31)%*
Net investment income (loss) to
   average net assets, before
   waivers from adviser .....................                      0.18%*                      (0.51)%*                     (0.50)%*
Portfolio turnover rate .....................                        47%                          47%                          47%

                                                             FOR PERIOD
                                                              DECEMBER
                                               FOR YEAR       14,1998+
                                                 ENDED         THROUGH
                                              AUGUST 31,     AUGUST 31,
                                                 2000           1999
                                                        CLASS Y
                                              -------------------------
Net asset value, beginning of period ........                  $  12.50
                                                               --------
Net investment income (loss) ................                      0.01
Net realized and unrealized gains
   from investments .........................                      1.37
                                                               --------
Total increase from investment
   operations ...............................                      1.38
                                                               --------
Net asset value, end of period ..............                  $  13.88
                                                               ========
Total investment return (1) .................                     11.04%
                                                               ========
Ratios/Supplemental data:
Net assets, end of period (000's) ...........                  $    116
Expenses to average net assets,
  net of waivers from adviser ...............                      1.37%*
Expenses to average net assets,
   before waivers from adviser ..............                      1.47%*
Net investment income (loss) to
   average net assets, net of
   waivers from adviser .....................                      0.84%*
Net investment income (loss) to
   average net assets, before
   waivers from adviser .....................                      0.74%*
Portfolio turnover rate .....................                        47%


----------

*     Annualized.

+     Commencement of operations.


(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charge or program fees. Results would be lower if they were included. Total investment return for the period has not been annualized.



--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                       PaineWebber Tax-Managed Equity Fund

--------------------------------------------------------------------------------


If you want more information about the fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free from the EDGAR Database on the SEC's Internet website at http://www.sec.gov

PaineWebber Managed Investments Trust
 - PaineWebber Tax-Managed Equity Fund
Investment Company Act File No. 811-4040

(C) 2000 PaineWebber Incorporated. All rights reserved.



--------------------------------------------------------------------------------
                               Prospectus Page 16

                       PAINEWEBBER TAX-MANAGED EQUITY FUND
                               51 West 52nd Street
                          New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

      PaineWebber Tax-Managed Equity Fund is a diversified series of PaineWebber
Managed  Investments  Trust  ("Trust"),  a  professionally   managed,   open-end
management investment company organized as a Massachusetts business trust.


      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") serves as the fund's investment manager and administrator. As distributor for the fund, Mitchell Hutchins has appointed PaineWebber to serve as dealer for the sale of fund shares. Mitchell Hutchins has appointed unaffiliated investment advisers, Institutional Capital Corporation and Westwood Management Corporation, to serve as sub-advisers for the fund's investments (each a "sub-adviser").

      Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the fund's Annual Report without charge by calling toll-free 1-800-647-1568.

      This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated December 31, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated December 31, 2000.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


The Fund and Its Investment Policies......................................     2
The Fund's Investments, Related Risks and Limitations.....................     2
Strategies Using Derivative Instruments...................................    10
Organization of the Trust; Trustees and Officers; Principal Holders
   and Management Ownership of Securities.................................    18
Investment Advisory, Administration and Distribution Arrangements.........    24
Portfolio Transactions....................................................    29
Reduced Sales Charges, Additional Exchange and Redemption Information
   and Other Services.....................................................    31
Conversion of Class B Shares..............................................    36
Valuation of Shares.......................................................    37
Performance Information...................................................    37
Taxes.....................................................................    40
Other Information.........................................................    43
Financial Statements......................................................    44
Appendix..................................................................   A-1

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.


      The fund's investment objective is to maximize after-tax total return. The fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities believed by the applicable sub-adviser to have reasonable valuations and favorable earnings forecasts.


      The fund seeks to invest substantially all of its assets in equity securities and, except under unusual market conditions, invests at least 65% of its total assets in these securities. Up to 25% of the fund's total assets may be invested in U.S. dollar-denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Up to 10% of the fund's total assets may be invested in convertible bonds that are rated below investment grade.


      The fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may also borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets. The fund may invest in securities of other investment companies and may sell securities short "against the box."


              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.


      Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible bonds are fixed and variable rate debt obligations, which may include debentures, notes and similar securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.


      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

      CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Bonds generally are used by corporations to borrow money from investors and include notes, debentures, money market instruments and similar instruments and securities. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Convertible preferred stock has many of the same features as convertible bonds. Many preferred stocks and some convertible bonds are "perpetual" in that they have no maturity date.

      Convertible securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the fund's investments in bonds. In general, convertible bonds having longer durations are more sensitive to interest rate changes than are convertible securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

      A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.


      CREDIT RATINGS; NON-INVESTMENT GRADE CONVERTIBLE SECURITIES. Moody's Investors Service ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and other rating agencies are private services that provide ratings of the credit quality of bonds, debt obligations and certain other securities, including convertible securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this SAI.

      Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by the fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

      In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

      Investment grade bonds are rated in one of the four highest rating categories by Moody's, S&P, or comparably rated by another rating agency or, if unrated, determined by a sub-adviser to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

      Non-investment grade bonds (commonly known as "junk bonds" and sometimes referred to as "high yield bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a sub-adviser to be of comparable quality. The fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds, which are sometimes referred to as "high yield" bonds, are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.


      The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

      The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit the fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market.

      INVESTING IN FOREIGN SECURITIES. The fund may invest in U.S. dollar-denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      The fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

      Investment income on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject.


      ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those the applicable sub-adviser has determined are liquid pursuant to guidelines established by the Trust's board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the fund may repurchase any over-the-counter options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.


      Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to the sub-advisers pursuant to guidelines approved by the board. A sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). A sub-adviser monitors the liquidity of restricted securities in the portion of the fund's portfolio that it manages and reports periodically on such decisions to the board.

      Each sub-adviser also monitors the fund's holdings of illiquid securities in the portion of the fund's investments that it manages. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities  for any reason (such as a  particular  security  becoming  illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), the applicable sub-adviser and Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

      TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INSTRUMENTS. The fund may invest in money market instruments for temporary or defensive purposes, to reinvest cash collateral from its securities lending activities or as part of its normal investment program. These investments, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings associations, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments and similar private investment vehicles.


      U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

      Treasury inflation-protected securities ("TIPS") (also known as "inflation-indexed securities") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while the fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes--Other Information."

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations imposed by the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investment in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other investment companies. The fund may invest in the shares of other investment companies when, in the judgment of the applicable sub-adviser, the potential benefits of the investment outweigh the payment of any management fees and expenses and, where applicable, premium or sales load.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


      Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


      Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the fund to pay fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

      SHORT SALES "AGAINST THE BOX." The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.


      The fund might make a short sale "against the box" to hedge against market risks when a sub-adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment value or conversion premiums of such securities.


      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for "delayed delivery," i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed delivery securities held by the fund, exceeds its net assets.


      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if a sub-adviser deems it advantageous to do so, which may result in a gain or loss to the fund.

      COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, each sub-adviser, subject to the supervision of the fund's board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or swaps.

INVESTMENT LIMITATIONS OF THE FUND


      FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of its outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of its outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


      The fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.


      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


      The fund will not:

      (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

      (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

      (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS


      GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Each sub-adviser may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts and swap transactions. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

      The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If a sub-adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

      OPTIONS ON EQUITY AND DEBT SECURITIES -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

      OPTIONS ON SECURITIES INDICES -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.


     SECURITIES INDEX FUTURES CONTRACTS -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE FUTURES CONTRACTS -- Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

      GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains or to manage the duration of its bond investments. For example, the fund may use Derivative Instruments to simulate full investment by the fund while retaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses), to facilitate trading, or to enhance returns. In addition, the fund may use Derivative Instruments for tax-management purposes if a sub-adviser believes this would be advantageous to the fund.


     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when a sub-adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when a sub-adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.


     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease the fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."


     In addition to the products, strategies and risks described below and in the Prospectus, a sub-adviser may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Each sub-adviser may use these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


     SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.


   (1) Successful use of most Derivative Instruments depends upon the ability of a sub-adviser to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While each sub-adviser is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.


   (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

   (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because a sub-adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.


   (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

     COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on equity and debt securities and stock indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations--Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

     The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     The fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

     If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

     LIMITATIONS ON THE USE OF OPTIONS. The fund's use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

     (1) The fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

     (2) The aggregate value of underlying securities on which the fund writes covered calls will not exceed 50% of its total assets.

     (3) To the extent cash or cash equivalents, including U.S. government securities, are maintained in a segregated account to collateralize options written on securities or stock indices, the fund will limit collateralization to 20% of its net assets.

     FUTURES. The fund may purchase and sell stock index futures contracts and interest rate future contracts. The fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.


     Futures strategies also can be used to manage the average duration of the fund's bond portfolio. If a sub-adviser wishes to shorten the average duration of the fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If a sub-adviser wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.


     The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

     (1) The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC) (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

     (2) The aggregate premiums paid on all options (including options on securities, stock or bond indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.

     SWAP TRANSACTIONS. The fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

     The fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of secu rities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

     The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, each sub-adviser believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions -- Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

     The fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by each sub-adviser to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

       ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS
                     AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust was formed on November 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Trust has seven operating series and is authorized to issue an unlimited number of shares of beneficial interest, par value of $0.001 per share, of existing or future series.


     The Trust is governed by a board of trustees which oversees its operations and which is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


NAME AND ADDRESS; AGE           POSITION WITH THE TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------           -----------------------       ----------------------------------------
Margo N. Alexander*+; 53        Trustee and President         Mrs. Alexander is chairman (since March
                                                              1999), and a director of Mitchell
                                                              Hutchins (since January 1995), and an
                                                              executive vice president and a director
                                                              of PaineWebber (since March 1984). She
                                                              was chief executive officer of Mitchell
                                                              Hutchins from January 1995 to October
                                                              2000. Mrs. Alexander is president and a
                                                              director or trustee of 30 investment
                                                              companies for which Mitchell Hutchins,
                                                              PaineWebber or one of their affiliates
                                                              serves as investment adviser.

Richard Q. Armstrong; 65        Trustee                       Mr. Armstrong is chairman and principal
R.Q.A. Enterprises                                            of R.Q.A. Enterprises (management
One Old Church Road                                           consulting firm (since April 1991 and
Unit #6                                                       principal occupation since March 1995).
Greenwich, CT 06830                                           Mr. Armstrong was chairman of the board,
                                                              chief executive officer and co-owner of
                                                              Adirondack Beverages (producer and
                                                              distributor of soft drinks and
                                                              sparkling/still waters) (October
                                                              1993-March 1995). He was a partner of The
                                                              New England Consulting Group (management
                                                              consulting firm) (December 1992-September
                                                              1993). He was managing director of LVMH
                                                              U.S. Corporation (U.S. subsidiary of the
                                                              French luxury goods conglomerate, Louis
                                                              Vuitton Moet Hennessey Corporation)
                                                              (1987-1991) and chairman of its wine and
                                                              spirits subsidiary, Schieffelin &
                                                              Somerset Company (1987-1991). Mr.
                                                              Armstrong is a director or trustee of 29
                                                              investment companies for which Mitchell
                                                              Hutchins, PaineWebber or one of their
                                                              affiliates serves as investment adviser.

NAME AND ADDRESS; AGE           POSITION WITH THE TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------           -----------------------       ----------------------------------------
E. Garrett Bewkes, Jr.** +; 74  Trustee and Chairman of       Mr. Bewkes is a director of Paine Webber
                                 the Board of Trustees        Group Inc. ("PW Group") (holding company
                                                              of PaineWebber and Mitchell Hutchins).
                                                              Prior to 1996, he was a consultant to PW
                                                              Group. He serves as a consultant to
                                                              PaineWebber (since May 1999). Prior to
                                                              1988, he was chairman of the board,
                                                              president and chief executive officer of
                                                              American Bakeries Company. Mr. Bewkes is
                                                              a director of Interstate Bakeries
                                                              Corporation. Mr. Bewkes is a director or
                                                              trustee of 40 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

Richard R. Burt; 53                      Trustee              Mr. Burt is chairman of IEP Advisors, LLP
1275 Pennsylvania Ave., N.W.                                  (international investments and consulting
Washington, DC 20004                                          firm) (since March 1994) and a partner of
                                                              McKinsey & Company (management consulting
                                                              firm) (since 1991). He is also a director
                                                              of Archer-Daniels-Midland Co.
                                                              (agricultural commodities), Hollinger
                                                              International Co. (publishing), Homestake
                                                              Mining Corp. (gold mining), six
                                                              investment companies in the Deutsche Bank
                                                              family of funds, nine investment
                                                              companies in the Flag Investors family of
                                                              funds, The Central European Fund, Inc.
                                                              and The Germany Fund, Inc., vice chairman
                                                              of Anchor Gaming (provides technology to
                                                              gaming and wagering industry) (since July
                                                              1999) and chairman of Weirton Steel Corp.
                                                              (makes and finishes steel products)
                                                              (since April 1996). He was the chief
                                                              negotiator in the Strategic Arms
                                                              Reduction Talks with the former Soviet
                                                              Union (1989-1991) and the U.S. Ambassador
                                                              to the Federal Republic of Germany
                                                              (1985-1989). Mr. Burt is a director or
                                                              trustee of 29 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

Meyer Feldberg; 58                       Trustee              Mr. Feldberg is Dean and Professor of
Columbia University                                           Management of the Graduate School of
101 Uris Hall                                                 Business, Columbia University. Prior to
New York, NY 10027                                            1989, he was pres- dent of the Illinois
                                                              Institute of Technology. Dean Feldberg is
                                                              also a director of Primedia, Inc.
                                                              (publishing), Federated Department
                                                              Stores, Inc. (operator of department
                                                              stores) and Revlon, Inc. (cosmetics).
                                                              Dean Feldberg is a director or trustee of
                                                              37 investment companies for which
                                                              Mitchell Hutchins, PaineWebber or one of
                                                              their affiliates serves as investment
                                                              adviser.

NAME AND ADDRESS; AGE           POSITION WITH THE TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------           -----------------------       ----------------------------------------
George W. Gowen; 71                      Trustee              Mr. Gowen is a partner in the law firm of
666 Third Avenue                                              Dunnington, Bartholow & Miller. Prior to
New York, NY 10017                                            May 1994, he was a partner in the law
                                                              firm of Fryer, Ross & Gowen. Mr. Gowen is
                                                              a director or trustee of 37 investment
                                                              companies for which Mitchell Hutchins,
                                                              PaineWebber or one of their affiliates
                                                              serves as investment adviser.

Frederic V. Malek; 63                    Trustee              Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave., N.W                                   Partners (merchant bank) and chairman of
Suite 350                                                     Thayer Hotel Investors II and Lodging
Washington, DC 20004                                          Opportunities Fund (hotel investment
                                                              partnerships). From January 1992 to
                                                              November 1992, he was campaign manager of
                                                              Bush-Quayle '92. From 1990 to 1992, he
                                                              was vice chairman and, from 1989 to 1990,
                                                              he was president of Northwest Airlines
                                                              Inc. and NWA Inc. (holding company of
                                                              Northwest Airlines Inc.). Prior to 1989,
                                                              he was employed by the Marriott
                                                              Corporation (hotels, restaurants, airline
                                                              catering and contract feeding), where he
                                                              most recently was an executive vice
                                                              president and president of Marriott
                                                              Hotels and Resorts. Mr. Malek is also a
                                                              director of Aegis Communications, Inc.
                                                              (tele-services), American Management
                                                              Systems, Inc. (management consulting and
                                                              computer related services), Automatic
                                                              Data Processing, Inc. (computing
                                                              services), CB Richard Ellis, Inc. (real
                                                              estate services), FPL Group, Inc.
                                                              (electric services), Global Vacation
                                                              Group (packaged vacations), HCR/Manor
                                                              Care, Inc. (health care), SAGA Systems,
                                                              Inc. (software company) and Northwest
                                                              Airlines Inc. Mr. Malek is a director or
                                                              trustee of 29 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

NAME AND ADDRESS; AGE           POSITION WITH THE TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------           -----------------------       ----------------------------------------
Carl W. Schafer; 64                      Trustee              Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                  Foundation (charitable foundation
Princeton, NJ 08542                                           supporting mainly oceanographic
                                                              exploration and research). He is a
                                                              director of Labor Ready, Inc. (temporary
                                                              employment), Roadway Express, Inc.
                                                              (trucking), The Guardian Group of Mutual
                                                              Funds, the Harding, Loevner Funds, E.I.I.
                                                              Realty Trust (investment company), Evans
                                                              Systems, Inc. (motor fuels, convenience
                                                              store and diversified company),
                                                              Electronic Clearing House, Inc.
                                                              (financial transactions processing),
                                                              Frontier Oil Corporation and Nutraceutix,
                                                              Inc. (bio-technology company). Prior to
                                                              January 1993, he was chairman of the
                                                              Investment Advisory Committee of the
                                                              Howard Hughes Medical Institute. Mr.
                                                              Schafer is a director or trustee of 29
                                                              investment companies for which Mitchell
                                                              Hutchins, PaineWebber or one of their
                                                              affiliates serves as investment adviser.

Brian M. Storms*+; 46                    Trustee              Mr. Storms is chief executive officer
                                                              (since October 2000), president and chief
                                                              operating officer of Mitchell Hutchins
                                                              (since March 1999). Mr. Storms was
                                                              president of Prudential Investments
                                                              (1996-1999). Prior to joining Prudential,
                                                              he was a managing director at Fidelity
                                                              Investments. Mr. Storms is a director or
                                                              trustee of 30 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

T. Kirkham Barneby*; 54             Vice President            Mr. Barneby is a managing director and
                                                              chief investment officer--quantitative
                                                              investments of Mitchell Hutchins. Mr.
                                                              Barneby is a vice president of seven
                                                              investment companies for which Mitchell
                                                              Hutchins, PaineWebber or one of their
                                                              affiliates serves as investment adviser.

Amy Doberman**, 38                  Vice President            Ms. Doberman is a senior vice president
                                                              and general counsel of Mitchell Hutchins.
                                                              From December 1996 through July 2000, she
                                                              was general counsel of Aeltus Investment
                                                              Management, Inc. Prior to working at
                                                              Aeltus, Ms. Doberman was a Division of
                                                              Investment Management Assistant Chief
                                                              Counsel at the SEC. Ms. Doberman is a
                                                              vice president of 29 investment companies
                                                              and a vice president and secretary of one
                                                              investment company for which Mitchell
                                                              Hutchins, PaineWebber or one of their
                                                              affiliates serves as investment adviser.

NAME AND ADDRESS; AGE           POSITION WITH THE TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------           -----------------------       ----------------------------------------
John J. Lee***; 32                Vice President and          Mr. Lee is a vice president and a manager
                                  Assistant Treasurer         of the mutual fund finance department of
                                                              Mitchell Hutchins. Prior to September
                                                              1997, he was an audit manager in the
                                                              financial services practice of Ernst &
                                                              Young LLP. Mr. Lee is a vice president
                                                              and assistant treasurer of 30 investment
                                                              companies for which Mitchell Hutchins,
                                                              PaineWebber or one of their affiliates
                                                              serves as investment adviser.

Kevin J. Mahoney***; 35           Vice President and          Mr. Mahoney is a first vice president and
                                  Assistant Treasurer         a senior manager of the mutual fund
                                                              finance department of Mitchell Hutchins.
                                                              From August 1996 through March 1999, he
                                                              was the manager of the mutual fund
                                                              internal control group of Salomon Smith
                                                              Barney. Prior to August 1996, he was an
                                                              associate and assistant treasurer for
                                                              BlackRock Financial Management L.P. Mr.
                                                              Mahoney is a vice president and assistant
                                                              treasurer of 30 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

Ann E. Moran***; 43               Vice President and          Ms. Moran is a vice president and a
                                  Assistant Treasurer         manager of the mutual fund finance
                                                              department of Mitchell Hutchins. Ms.
                                                              Moran is a vice president and assistant
                                                              treasurer of 30 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

Dianne E. O'Donnell**; 48         Vice President and          Ms. O'Donnell is a senior vice president
                                       Secretary              and deputy general counsel of Mitchell
                                                              Hutchins. Ms. O'Donnell is a vice
                                                              president and secretary of 29 investment
                                                              companies and vice president and
                                                              assistant secretary of one investment
                                                              company for which Mitchell Hutchins,
                                                              PaineWebber or one of their affiliates
                                                              serves as investment adviser.

Paul H. Schubert***; 37           Vice President and          Mr. Schubert is a senior vice president
                                       Treasurer              and director of the mutual fund finance
                                                              department of Mitchell Hutchins. Mr.
                                                              Schubert is a vice president and
                                                              treasurer of 30 investment companies for
                                                              which Mitchell Hutchins, PaineWebber or
                                                              one of their affiliates serves as
                                                              investment adviser.

Barney A. Taglialatela***; 39     Vice President and          Mr. Taglialatela is a vice president and
                                  Assistant Treasurer         a manager of the mutual fund finance
                                                              department of Mitchell Hutchins. Mr.
                                                              Taglialatela is a vice resident and
                                                              assistant treasurer of 30 investment
                                                              companies for which Mitchell Hutchins,
                                                              PaineWebber or one of their affiliates
                                                              serves as investment adviser.

Name and Address; Age           Position with the Trust       Business Experience; Other Directorships
---------------------           -----------------------       ----------------------------------------
Keith A. Weller**; 39             Vice President and          Mr. Weller is a first vice president and
                                  Assistant Secretary         associate general counsel of Mitchell
                                                              Hutchins. Mr. Weller is a vice president
                                                              and assistant secretary of 30 investment
                                                              companies for which Mitchell Hutchins,
                                                              PaineWebber or one of their affiliates
                                                              serves as investment adviser.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.


+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


     The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually for each series. The Trust also pays each such trustee $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust presently has eight operating series and thus pays each such trustee $8,000 annually, plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer. Trustees and officers own in the aggregate approximately 8% of the fund's Class A shares and less than 1% of each other class of its shares.


     The table below includes certain information relating to the compensation by the Trust of its current trustees and the compensation of those trustees from all PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+


                                       AGGREGATE            TOTAL COMPENSATION
                                    COMPENSATION FROM       FROM THE TRUST AND
NAME OF PERSON, POSITION               THE TRUST*           THE FUND COMPLEX**
------------------------               ----------           ------------------
Richard Q. Armstrong,  Trustee           $                       $
Richard R. Burt, Trustee
Meyer Feldberg, Trustee
George W. Gowen, Trustee
Frederic V. Malek, Trustee
Carl W. Schafer, Trustee

----------

+ Only independent trustees are compensated by the PaineWebber funds and identified above; trustees who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

* Represents fees paid to each Trustee during the fiscal year ended August 31, 2000.

** Represents total compensation paid during the calendar year ended December 31, 1999, to each trustee by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     As of November 30, 2000, trustees and officers of the Fund owned in the aggregate less than 1% of the outstanding shares of any class of the Fund.

     As of November 30, 2000, the following shareholders are shown in the fund's records as owning more than 5% of a class of the fund's shares:

                                                             PERCENTAGE
                                                    OF SHARES BENEFICIALLY OWNED
SHAREHOLDER NAME AND ADDRESS*                          AS OF NOVEMBER 30, 2000
----------------------------                           -----------------------




----------
* The shareholders listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.


        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment manager and administrator for the fund pursuant to an interim investment management and administration contract ("Advisory Contract") with the Trust. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee computed daily and paid monthly, at the annual rate of 0.75% of average daily net assets. Under a prior investment advisory and administration contract, during the fiscal period December 14, 1998 (commencement of operations) through August 31, 1999, and the fiscal year ended August 31, 2000, Mitchell Hutchins earned (or accrued) $269,530 (of which $77,387 was waived) and $_______ (of which $______ was waived) in advisory fees, respectively.


     Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific series of the Trust are allocated among series by or under the direction of the Trust's board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


     The current Advisory Contract for the fund is an interim contract that may be terminated without penalty on 10 days' written notice to Mitchell Hutchins by the board of the fund or by vote of the holders of a majority of the fund's outstanding voting securities and will terminate 150 days after October 10, 2000 (on March 9, 2001) unless it has by then been approved by the holders of a majority of the outstanding voting securities of the fund.

     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers for the managment of the fund's investment portfolio. Mitchell
Hutchins has entered into separate interim sub-advisory contracts (each a "Sub-Advisory Contract") with Institutional Capital Corporation ("ICAP") and Westwood Management Corporation ("Westwood") pursuant to which ICAP and Westwood serve as investment sub-advisers for the fund's assets. Under the Sub-Advisory Contracts, Mitchell Hutchins (not the fund) pays each of ICAP and Westwood a fee in the annual amount of 0.30% of the fund's average daily net assets that it manages. Robert H. Lyon, who serves as president, chief investment officer and a director of ICAP owns a 51% controlling interest in ICAP. Westwood is a wholly owned subsidiary of Southwest Securities Group, Inc., a Dallas-based securities firm. Prior to October 10, 2000, Mitchell Hutchins managed the fund's assets.

     Under each Sub-Advisory Contract, the sub-adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the sub-adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     Each Sub-Advisory Contract terminates automatically 150 days after October 10, 2000 (on March 9, 2001) and is terminable at any time without penalty on 10 days' written notice to the sub-adviser by the fund's board or by vote of the holders of a majority of the fund's outstanding voting securities and by the sub-adviser on 60 days' written notice to Mitchell Hutchins. Each Sub-Advisory Contract may be terminated by Mitchell Hutchins (1) upon material breach by the sub-adviser of its representations and warranties, which breach shall not be cured within a 20 day period after notice of such breach; or (2) if the sub-adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract.


     PaineWebber provides transfer agency related services to the fund pursuant to a delegation of authority from PFPC Inc. and is compensated for those services by PFPC Inc. (the fund's transfer agent), not the fund.


     SECURITIES LENDING. During the fiscal year ended August 31, 2000, the fund paid (or accrued) $_______ to PaineWebber for its services as securities lending agent. During the fiscal period December 14, 1998 (commencement of operations) through August 31, 1999 the fund paid (or accrued) $31 to PaineWebber for its services as securities lending agent.

     NET ASSETS. The following table shows the approximate net assets as of November 30, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                               NET ASSETS
                           INVESTMENT CATEGORY                     ($MIL)
                           -------------------                     ------
           DOmestic (excluding Money Market)................    $
           Global...........................................
           Equity/Balanced..................................
           Fixed Income (excluding Money Market)............
                Taxable Fixed Income........................
                Tax-Free Fixed Income.......................
           Money Market Funds...............................

     PERSONAL TRADING POLICIES. The fund and Mitchell Hutchins each have adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each sub-adviser also has adopted a code of ethics under rule 17j-1.

     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the fund under a distribution contract with the Trust ("Distribution Contract") that requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. Under a dealer agreement between Mitchell Hutchins and PaineWebber relating to each class of shares of the fund ("PW Dealer Agreement"), PaineWebber and its correspondent firms sell the fund's shares. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114 and PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028.


     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and, collectively, "Plans"), the fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares, respectively. There is no distribution plan with respect to the fund's Class Y shares and the fund pays no service or distribution fees with respect to its Class Y shares.

     Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

      Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

      o Offset the commissions it pays to PaineWebber for selling the fund's Class B and Class C shares, respectively.

      o Offset the fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

     PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

     Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

     The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that the fund must pay service and distribution fees to Mitchell Hutchins for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. Annually, the board reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the fund shall be committed to the discretion of the trustees who are not "interested persons" of the fund.

     In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.


     The fund paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans for the fiscal year ended August 31, 2000:

      Class A...................................  $
      Class B...................................
      Class C...................................

     Mitchell   Hutchins   estimates   that  it  and  its  parent   corporation,
PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the fund for the fiscal year ended August 31, 2000:

      CLASS A
      Marketing and advertising...................................   $
      Amortization of commissions.................................
      Printing of prospectuses and SAIs...........................
      Branch network costs allocated and interest expense..........
      Service fees paid to PaineWebber Financial Advisors.........

      CLASS B
      Marketing and advertising...................................   $
      Amortization of commissions.................................
      Printing of prospectuses and SAIs...........................
      Branch network costs allocated and interest expense.........
      Service fees paid to PaineWebber Financial Advisors..........

      CLASS C
      Marketing and advertising...................................   $
      Amortization of commissions.................................
      Printing of prospectuses and SAIs...........................
      Branch network costs allocated and interest expense.........
      Service fees paid to PaineWebber Financial Advisors.........


     "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the fund's shares, including the PaineWebber retail branch system.

     In approving the fund's overall Flexible Pricing(SM) system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.


     In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

     In approving the Class B Plan, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.


     In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

     With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

     Under the Distribution Contract between the fund and Mitchell Hutchins for the Class A shares for the fiscal year ended August 31, 2000 and the period December 14, 1998 (commencement of operations) through August 31, 1999, Mitchell Hutchins earned approximately $_______ and $375,731 of sales charges and retained approximately $_______ and $24,846 net of concessions to PaineWebber as dealer.

      Mitchell Hutchins earned and retained contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended August 31, 2000:

      Class A...........     $
      Class B............
      Class C............

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the board, each sub-adviser is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions with respect to the fund assets that it manages. In executing portfolio transactions, each sub-adviser seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While each sub-adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. For the fiscal year ended August 31, 2000, and the period December 14, 1998 (commencement of operations) to August 31, 1999, the fund paid $_______ and $130,181, respectively, in brokerage commissions.

     The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber or its affiliates or through brokerage affiliates of a sub-adviser. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber or brokerage affiliates of a sub-adviser are reasonable and fair. Specific provisions in the Advisory Contract and each Sub-Advisory Contract authorize Mitchell Hutchins and the sub-advisers and any of their affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     For the fiscal year ended August 31, 2000 and the fiscal period December 14, 1998 (commencement of operations) through August 31, 1999 the fund paid $_____ and $3,960, respectively, in brokerage commissions to PaineWebber. The brokerage commissions paid by the fund during the fiscal year ended August 31, 2000 repre-sented ____% of the total commissions paid by the fund and ___% of the aggregate dollar amount of the fund's transactions involving commission payments.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of PaineWebber and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

     In selecting brokers, each sub-adviser will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of the board, a sub-adviser may cause the fund to purchase and sell portfolio securities through brokers who provide the sub-adviser with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-adviser determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-adviser to the fund and its other clients.


     Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


     For the fiscal year ended August 31, 2000, the fund directed $__________ of portfolio transactions to brokers chosen because they provide brokerage or research services, for which the fund paid $______ in brokerage commissions.

     For purchases or sales with broker-dealer firms that act as principal, each sub-adviser seeks best execution. Although a sub-adviser may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Each sub-adviser may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to a sub-adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by a sub-adviser in advising other funds or accounts and, conversely, research services furnished to a sub-adviser by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

     Investment decisions for the fund and for other investment accounts managed by each sub-adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.


     The fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule

10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.


     PORTFOLIO TURNOVER. Portfolio turnover will not be a limiting factor in the fund's operations and the fund's annual portfolio turnover rate may vary from year to year. The fund may have higher portfolio turnover in certain years if the sub-advisers believe that market conditions warrant or if the sub-advisers believe that that opportunities exist to sell securities and realize capital losses that can be used to offset capital gains. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. For the fiscal year ended August 31, 2000 and the fiscal period December 14, 1998 (commencement of operations) through August 31, 1999, the fund's portfolio turnover rate was __% and 47%, respectively.


            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES


      WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES--CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:


      o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

      o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

      o Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

      o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.


     In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.


     COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

      An "eligible   group  of  related  fund  investors"  can  consist  of  any combination of the following:

      (a) an individual, that individual's spouse, parents and children;

      (b) an individual and his or her individual retirement account ("IRA");

      (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

      (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

      (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

      (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

      (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

      (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.


      RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

      REINSTATEMENT PRIVILEGE--CLASS A SHARES. Shareholders who have redeemed Class A shares of the fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes--Special Rule for Class A Shareholders" below.

      WAIVERS OF CONTINGENT DEFERRED SALES CHARGES--CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole share-holder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.


      PURCHASES OF CLASS Y SHARES THROUGH THE PACE(SM) MULTI ADVISOR PROGRAM. An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class Y shares. The PACE(SM) Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.


      PURCHASES  OF  CLASS  A  SHARES  THROUGH  THE  PAINEWEBBER  INSIGHTONE(SM)
PROGRAM. Investors who purchase shares through the PaineWebber InsightOne(SM) Program are eligible to purchase Class A shares without a sales load. The PaineWebber InsightOne(SM) Program offers a nondiscretionary brokerage account to PaineWebber clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions on other markups/markdowns.

      PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(k) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan sponsored by PW Group, buys and sells Class Y shares of PaineWebber mutual funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-Pwebber (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.

      ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

      If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

      The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

      SERVICE ORGANIZATIONS. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


      AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which the fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when the fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.


      SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

      o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

      o Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

      Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

      An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of the fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

      INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

      TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SM);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

      Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

      To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

      The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.


      PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time. In deciding whether to use dollar cost averaging, an investor should also consider whether a large, single investment would qualify for sales load reductions.

      PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:


      o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Platinum MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;


      o comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

      o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND;

      o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;


      o Platinum MasterCard(R), with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Platinum MasterCard(R) are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;


      o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

      o unlimited electronic funds transfers and bill payment service for an additional fee

      o expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

      o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.


      The annual account fee for an RMA account is $85, which includes the Platinum MasterCard(R), with an additional fee of $40 if the investor selects an optional line of credit with the Platinum MasterCard(R),


                          CONVERSION OF CLASS B SHARES

      Class B shares of the fund will automatically convert to Class A shares of the fund, based on the relative net asset values per share of each class, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of those Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance means
(1) the date on which the Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

      The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities that are listed on U.S. exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last trade price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

      The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

               n
      P(1 + T)     =    ERV
   where:      P   =    a hypothetical initial payment of $1,000 to purchase
                        shares of a specified class
               T   =    average annual total return of shares of that class
               n   =    number of years
             ERV   =    ending redeemable value of a hypothetical $1,000 payment
                        at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class

A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

      Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

      The following tables show performance information for each class of the fund's shares outstanding for the periods indicated.


CLASS                              CLASS A      CLASS B     CLASS C     CLASS Y
                                   -------      -------     -------     -------
(INCEPTION DATE)                 (12/14/98)   (12/14/98)  (12/14/98)  (12/14/98)
Year ended August 31, 2000:
   Standardized Return*..........       %           %           %           %
   Non-Standardized Return.......       %           %           %           %
Inception to August 31, 2000:
   Standardized Return*..........       %           %           %           %
   Non-Standardized Return.......       %           %           %           %


----------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.

      OTHER INFORMATION. In Performance Advertisements, the fund may compare its Standardized Return and/or its Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Standard & Poor's 600 Small-Cap Index, the Standard & Poor's 400 Mid-Cap Index, the Dow Jones Industrial Average ("DJIA"), the Nasdaq Composite Index, the Russell 2000 Index, the Russell 1000 Index (including Value and Growth sub-indexes), the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, SMART MONEY, MUTUAL FUNDS, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

      The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in the fund involves greater risks than an investment in either a money market fund or a CD.

      The fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.




                                New Table to Come



----------

Source: Stocks, Bonds, Bills and Inflation 1999 Yearbook(TM) Ibbotson Assoc., Chi. (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).


      The chart is shown for illustrative purposes only and does not represent the fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. These returns do not account for transaction costs. The average return represents a compound annual return. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.


      Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From January 1, 1926 to December 31, 1999, stocks beat all other traditional asset classes. A $10,000 investment in the stocks comprising the S&P 500 grew to $28,456,286, significantly more than any other investment.

                                      TAXES

      BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

      SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if the fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


      SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares of the fund within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.


      CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion of Class B shares to Class A shares.


      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


      OTHER INFORMATION. Dividends and other distributions the fund declares in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January.


      A portion of the dividends (whether paid in cash or in additional shares) from the fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      The fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax) even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

      The  fund  may  elect  to  "mark  to  market"   its  stock  in  any  PFIC.
"Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election. The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

      The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures derived by the fund with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

      Certain  futures  contracts in which the fund may invest may be subject to section  1256 of the Internal  Revenue  Code  ("section  1256  contracts").  Any section 1256 contracts the fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, which the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

      Offsetting positions in any actively traded security, option or futures contract entered into or held by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the fund, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles."

      When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

      If the fund has an "appreciated financial position"--generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      The foregoing is only a general summary of some of the important federal tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                                OTHER INFORMATION

      MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or the fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

      VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust (which has more than one series) may elect all of the trustees of the Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of 10% of the outstanding shares of the Trust.

      CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.



      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                              FINANCIAL STATEMENTS


The fund's Annual Report to Shareholders for the fiscal year ended August 31, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S(R) CORPORATE LONG TERM RATINGS

      Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's(R) bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      Moody's(R) assigns ratings to individual long-term debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the following characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

      1. Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.

      2.    Notes allowing for negative coupons, or negative principal.

      3. Notes containing any provision which could obligate the investor to make any additional payments.

      Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's(R) encourages market participants to contact Moody's(R) Ratings Desks directly if they have questions regarding ratings for specific notes issued under a medium-term note program.

      DESCRIPTION OF S&P Corporate Debt Ratings

      AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing certainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation., Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are not being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

You   should   rely   only  on  the
information    contained   in   the
Prospectus  and this  Statement  of
Additional  Information.  The  fund
and  its   distributor   have   not
authorized  anyone to  provide  you
with information that is different.                                  PaineWebber
The  Prospectus  and this Statement                      Tax-Managed Equity Fund
of Additional  Information  are not
an offer to sell shares of the fund
in any jurisdiction  where the fund
or its distributor may not lawfully
sell those shares.



           -------------


                                             -----------------------------------
                                             Statement of Additional Information

                                                               December 31, 2000

                                             -----------------------------------

                                                                     PAINEWEBBER




(C)2000 PaineWebber Incorporated. All rights reserved.

                            PART C. OTHER INFORMATION

Item 23. EXHIBITS


  (1)  (a) Amended and Restated Declaration of Trust (1)
       (b) Amendment to Declaration of Trust effective April 8, 1998 (2)
       (c) Amendment to Declaration of Trust effective July 9, 1998 (2)
       (d) Amendment to Declaration of Trust effective August 19, 1998 (3)
       (e) Amendment to Declaration of Trust effective June 22, 1999 (4)
       (f) Amendment to Declaration of Trust effective July 28, 1999 (5)
  (2) Restated By-Laws (1)
  (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest (6)

  (4) (a) Investment Advisory and Administration Contract with respect to Asia Pacific Growth Fund and Low Duration U.S. Government Income Fund (1)
      (b) Investment Advisory and Administration Contract with respect to PaineWebber Strategy Fund (3)
      (c) Interim Investment Management and Administration Contract with respect to High Income Fund, Investment Grade Income
           Fund, U.S. Government Income Fund and Tax-Managed Equity
           Fund (filed herewith)

      (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund (1)
      (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund (7)
      (f) Investment Advisory Fee Agreement with respect to PaineWebber Strategy Fund (5)

      (g) Sub-Investment Advisory Contract with Pacific Investment Management Company LLC with respect to PaineWebber Low Duration U.S. Government Income Fund (8)
      (h) Sub-Advisory Contract with Schroder Invesment Management North America Inc. with respect to PaineWebber Asia Pacific Growth Fund (6)
      (i) Interim Sub-Advisory Contract with Pacific Investment Management Company LLC with respect to U.S. Government Income Fund
           (filed herewith)
      (j) Interim Sub-Advisory Contract with Metropolitan West Asset Management, LLC with respect to Investment Grade Income
           Fund (filed herewith)
      (k) Interim Sub-Advisory Contract with Massachusetts Financial Services Company with respect to High Income Fund (filed herewith)
      (l) Interim Sub-Advisory Contract with Institutional Capital Corporation with respect to Tax-Managed Equity Fund (filed herewith)
      (m) Interim Sub-Advisory Contract with Westwood Management Corporation with respect to Tax-Managed Equity Fund (filed herewith)
  (5) (a)  Form of Distribution Contract (filed herewith)
      (b)  Form of Dealer Agreement (filed herewith)
  (6) Bonus, profit sharing or pension plans - none

  (7) Custodian Agreement (1)

  (8) Transfer Agency Agreement (9)
  (9) Opinion and consent of counsel (to be filed)
  (10)Other opinions, appraisals, rulings and consents: Auditor's consent (to be filed)

  (11)Financial statements omitted from prospectus - none
  (12)Letter of investment intent (1)
  (13)(a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (3)
      (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (3)
      (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares(3)
      (d)  Addendum to Class C Plan for PaineWebber Strategy Fund (5)

 (14)Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)


 (15) (a) Code of Ethics for Registrant, its investment adviser and its principal distributor (10)
      (b) Code of Ethics for Pacific Investment Management Company LLC (filed herewith)
      (c)  Code of Ethics for Metropolitan West Asset Management,
           LLC (filed herewith)
      (d)  Code of Ethics for Massachusetts Financial Services Company
          (to be filed)
      (e) Code of Ethics for Schroder Investment Management North America (filed herewith)
      (f)  Code of Ethics for Institutional Capital Corporation (11)
      (g)  Code of Ethics for Westwood Management Corporation (11)

 --------------
    (1)Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement, SEC File No. 2-91362, filed February 27, 1998.
    (2)Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement, SEC File No. 2-91362, filed July 21, 1998.
    (3)Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement, SEC File No. 2-91362, filed February 26, 1999.
    (4)Incorporated by reference from Post-Effective Amendment No. 63 to the registration statement, SEC File No. 2-91362, filed July 29, 1999.
    (5)Incorporated by reference from Post-Effective Amendment No. 65 to the registration statement, SEC File No. 2-91362, filed December 3, 1999.
    (6)Incorporated  by reference  from  Articles III,  VIII,  IX, X and XI of
       Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.
    (7)Incorporated by reference from Post Effective Amendment No. 50 to the registration statement, SEC File No. 2-91362, filed July 7, 1997.
    (8)Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-91362, filed March 31, 1995.

    (9)Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement, SEC File No. 2-91362, filed March 31, 1998.
   (10)Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File
       No. 2-98149, filed June 27, 2000.
   (11)Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of PaineWebber America Fund, SEC File
       No. 2-78626, filed October 30, 2000.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       None.

Item 25. INDEMNIFICATION

     Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


     Section 9 of each Investment Advisory and Administration Contract or Investment Management and Administration Contract ("each an Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Each sub-advisory contract or interim sub-advisory contract contains similar provisions with respect to the applicable sub-adviser. Section 10 of each Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

     Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.



     Section 9 of the Exclusive Dealer Agreement contains provisions similar to
Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").



     Section 10 of the Distribution Contract contains provisions similar to that of the section of the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Mitchell Hutchins, a Delaware corporation, is a registered investment advisor and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

     Pacific Investment Management Company LLC ("PIMCO") serves as sub-adviser for PaineWebber Low Duration U.S. Government Income Fund and U.S. Government Income Fund. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

     Schroder Investment Management North America Inc. ("SIMNA") serves as the sub-adviser for PaineWebber Asia Pacific Growth Fund. Information regarding the officers and directors of SIMNA is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-15834) and is incorporated herein by reference.

     Metropolitan West Asset Management LLC ("MWAM") serves as sub-adviser for Investment Grade Income Fund. Information regarding the officers and directors of MWAM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-53332) and is incorporated herein by reference.

     Massachusetts Financial Services Company ("MFS") serves as sub-adviser for High Income Fund. Information regarding the officers and directors of MFS is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-_____) and is incorporated herein by reference.

     Institutional Capital Corporation ("ICAP") serves as a sub-adviser for Tax-Managed Equity Fund. Information on the officers and directors of ICAP is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-40779) and is incorporated herein by reference.

     Westwood Management Corporation ("Westwood") serves as a sub-adviser for PaineWebber Tax-Managed Equity Fund. Information on the officers and directors of Westwood is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-18727) and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS

     (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following other investment companies:


                  ALL-AMERICAN TERM TRUST INC.
                  GLOBAL HIGH INCOME DOLLAR FUND INC.
                  INSURED MUNICIPAL INCOME FUND INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                  MANAGED HIGH YIELD PLUS FUND INC.
                  MITCHELL HUTCHINS LIR MONEY SERIES
                  MITCHELL HUTCHINS SECURITIES TRUST
                  MITCHELL HUTCHINS SERIES TRUST
                  PAINEWEBBER AMERICA FUND
                  PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
                  PAINEWEBBER INDEX TRUST
                  PAINEWEBBER INVESTMENT SERIES
                  PAINEWEBBER INVESTMENT TRUST
                  PAINEWEBBER INVESTMENT TRUST II
                  PAINEWEBBER MANAGED ASSETS TRUST
                  PAINEWEBBER MANAGED INVESTMENTS TRUST
                  PAINEWEBBER MASTER SERIES, INC.
                  PAINEWEBBER MUNICIPAL SERIES
                  PAINEWEBBER MUTUAL FUND TRUST
                  PAINEWEBBER OLYMPUS FUND
                  PAINEWEBBER SECURITIES TRUST
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  2002 TARGET TERM TRUST INC.

     (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant.

                                  POSITION AND OFFICES WITH        POSITION AND OFFICES WITH
NAME                              REGISTRANT                       UNDERWRITER OR DEALER
----                              ----------                       ---------------------
Margo N. Alexander*               Trustee and President            Chairman and a Director of Mitchell Hutchins and
                                                                   an Executive Vice President and a Director of
                                                                   PaineWebber

Brian M. Storms*                  Trustee                          Chief Executive Officer, President and Chief
                                                                   Operating Officer of Mitchell Hutchins

T. Kirkham Barneby*               Vice President                   Managing Director and Chief Investment Officer -
                                                                   Quantitative Investments of Mitchell Hutchins

Amy Doberman**                    Vice President                   Senior Vice President and General Counsel of
                                                                   Mitchell Hutchins

John J. Lee***                    Vice President and Assistant     Vice President and a Manager of the Mutual Fund
                                  Treasurer                        Finance Department of Mitchell Hutchins

Kevin J. Mahoney***               Vice President and Assistant     First Vice President and a Senior Manager of the
                                  Treasurer                        Mutual Fund Finance Department of Mitchell Hutchins

Ann E. Moran***                   Vice President and Assistant     Vice President and a Manager of the Mutual Fund
                                  Treasurer                        Finance Department of Mitchell Hutchins

Dianne E. O'Donnell**             Vice President and Secretary     Senior Vice President and Deputy General Counsel
                                                                   of Mitchell Hutchins

Paul H. Schubert***               Vice President and Treasurer     Senior Vice President and Director of the Mutual
                                                                   Fund Finance Department of Mitchell Hutchins

Barney A. Taglialatela***         Vice President and Assistant     Vice President and a Manager of the Mutual Fund
                                  Treasurer                        Finance Department of Mitchell Hutchins

Keith A. Weller**                 Vice President and Assistant     First Vice President and Associate General Counsel
                                  Secretary                        of Mitchell Hutchins

---------
 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** This person's business address is 1285 Avenue of the Americas, New York,
    New York  10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd.,
    14th  Floor,   Jersey  City,  New  Jersey 07310-1998.

     (c) None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS


     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. MANAGEMENT SERVICES

     Not applicable.

Item 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of October, 2000.

                                  PAINEWEBBER MANAGED INVESTMENTS TRUST

                                  By:   /s/ DIANNE E. O'DONNELL
                                        -----------------------------------
                                        Dianne E. O'Donnell
                                        Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                    TITLE                                DATE
---------                                    -----                                ----

/s/ MARGO N. ALEXANDER                       President and Trustee                October 30, 2000
------------------------------------         (Chief Executive Officer)
Margo N. Alexander *


/s/ E. GARRETT BEWKES, JR.                   Trustee and Chairman                 October 30, 2000
---------------------------                  of the Board of Trustees
E. Garrett Bewkes, Jr. *


/s/ RICHARD Q. ARMSTRONG                     Trustee                              October 30, 2000
---------------------------
Richard Q. Armstrong *


/s/ RICHARD R. BURT                          Trustee                              October 30, 2000
------------------------------------
Richard R. Burt *


/s/ MEYER FELDBERG                           Trustee                              October 30, 2000
------------------------------------
Meyer Feldberg *


/s/ GEORGE W. GOWEN                          Trustee                              October 30, 2000
------------------------------------
George W. Gowen *


/s/ FREDERIC V. MALEK                        Trustee                              October 30, 2000
------------------------------------
Frederic V. Malek *


/s/ CARL W. SCHAFER                          Trustee                              October 30, 2000
------------------------------------
Carl W. Schafer *


/s/ BRIAN M. STORMS                          Trustee                              October 30, 2000
------------------------------------
Brian M. Storms **


/s/ PAUL H. SCHUBERT                         Vice President and Treasurer (Chief  October 30, 2000
------------------------------------         Financial and Accounting Officer)
Paul H. Schubert

 * Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                      PAINEWEBBER MANAGED INVESTMENTS TRUST

                                  EXHIBIT INDEX

Exhibit
NUMBER


 (1)  (a) Amended and Restated Declaration of Trust (1)
      (g) Amendment to Declaration of Trust effective April 8, 1998 (2)
      (h) Amendment to Declaration of Trust effective July 9, 1998 (2)
      (i) Amendment to Declaration of Trust effective August 19, 1998 (3)
      (j) Amendment to Declaration of Trust effective June 22, 1999 (4)
      (k) Amendment to Declaration of Trust effective July 28, 1999 (5)
 (2) Restated By-Laws (1)
 (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest (6)

 (4) (a) Investment Advisory and Administration Contract with respect to Asia Pacific Growth Fund and Low Duration U.S. Government Income Fund (1)
      (b) Investment Advisory and Administration Contract with respect to PaineWebber Strategy Fund (3)
      (c) Interim Investment Management and Administration Contract with respect to High Income Fund, Investment Grade Income Fund, U.S. Government Income Fund and Tax-Managed Equity Fund (filed herewith)

      (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund (1)
      (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund (7)
      (f) Investment Advisory Fee Agreement with respect to PaineWebber Strategy Fund (5)

      (g) Sub-Investment Advisory Contract with Pacific Investment Management Company LLC with respect to PaineWebber Low Duration U.S. Government Income Fund (8)
      (h) Sub-Advisory Contract with Schroder Invesment Management North America Inc. with respect to PaineWebber Asia Pacific Growth Fund (6)
      (i) Interim Sub-Advisory Contract with Pacific Investment Management Company LLC with respect to U.S. Government Income Fund
          (filed herewith)
      (j) Interim Sub-Advisory Contract with Metropolitan West Asset Management, LLC with respect to Investment Grade Income Fund
          (filed herewith)
      (k) Interim Sub-Advisory Contract with Massachusetts Financial Services Company with respect to High Income Fund (filed herewith)
      (l) Interim Sub-Advisory Contract with Institutional Capital Corporation with respect to Tax-Managed Equity Fund (filed herewith)
      (m) Interim Sub-Advisory Contract with Westwood Management Corporation with respect to Tax-Managed Equity Fund (filed herewith)

  (5) (a) Form of Distribution Contract (filed herewith)
      (b) Form of Dealer Agreement (filed herewith)


  (6)  Bonus, profit sharing or pension plans - none
  (7)  Custodian Agreement (1)

  (8)  Transfer Agency Agreement  (9)
  (9)  Opinion and consent of counsel (to be filed)
 (10)  Other opinions, appraisals, rulings and consents:
       Auditor's consent (to be filed)

 (11)  Financial statements omitted from prospectus - none
 (12)  Letter of investment intent (1)
 (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (3)
       (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (3)
       (e) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (3)

       (f) Addendum to Class C Plan for PaineWebber Strategy Fund (5)
 (14)      Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)
 (15) (a) Code of Ethics for Registrant, its investment adviser and its principal distributor (10)
       (b) Code of Ethics for Pacific Investment Management Company LLC (filed herewith)
       (c) Code of Ethics for Metropolitan West Asset Management, LLC (filed herewith)
       (d) Code of Ethics for Massachusetts Financial Services Company
           (to be filed)
       (e) Code of Ethics for Schroder Investment Management North America (filed herewith)
       (f) Code of Ethics for Institutional Capital Corporation (11)
       (g) Code of Ethics for Westwood Management Corporation (11)

-----------------
(1) Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement, SEC File No. 2-91362, filed February 27, 1998.
(2) Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement, SEC File No. 2-91362, filed July 21, 1998.
(3) Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement, SEC File No. 2-91362, filed February 26, 1999.
(4) Incorporated by reference from Post-Effective Amendment No. 63 to the registration statement, SEC File No. 2-91362, filed July 29, 1999.
(5) Incorporated by reference from Post-Effective Amendment No. 65 to the registration statement, SEC File No. 2-91362, filed December 3, 1999.
(6)  Incorporated  by reference  from  Articles III,  VIII,  IX, X and XI of
     Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

(7) Incorporated by reference from Post Effective Amendment No. 50 to the registration statement, SEC File No. 2-91362, filed July 7, 1997.
(8) Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-91362, filed March 31, 1995.

(9) Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement, SEC File No. 2-91362, filed March 31, 1998.
(10) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File
     No. 2-98149, filed June 27, 2000.
(11) Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed October 30, 2000.